Consolidated shareholders' equity - Summary of number of shares used to compute diluted earnings per share (Details) - € / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Basic earnings per share from continuing operations (in euros per share)	€ 1.61	€ 2.40
Basic earnings per share from discontinued operations (in euros per share)	0.02	2.34
Diluted earnings per share from continuing operations (in euros per share)	1.60	2.39
Diluted earnings per share from discontinued operations (in euros per share)	€ 0.02	€ 2.33